PIA BBB BOND FUND
Schedule of Investments - February 28, 2023 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	93.3%
	Aerospace & Defense	3.3%
	Boeing Co.
$1,950,000	5.15%, due 5/1/30		$1,894,423
1,400,000	5.705%, due 5/1/40		1,340,812
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30		955,096
500,000	4.95%, due 3/15/53		469,478
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27		947,028
1,000,000	4.35%, due 4/15/47		868,598
			6,475,435
	Agricultural Chemicals	0.3%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30		597,588
	Agriculture	0.3%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		563,792
	Airlines	0.4%
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27		493,178
	United Airlines 2020-1 Class B Pass Through Trust
361,750	4.875%, due 7/15/27		350,969
			844,147
	Autos	0.4%
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27		439,518
	General Motors Co.
400,000	5.20%, due 4/1/45		329,660
			769,178
	Banks	5.5%
	Barclays Plc
1,000,000	4.836%, due 5/9/28		936,175
1,000,000	5.746% (1 Year CMT Rate + 3.000%), due 8/9/33 (g)		964,224
700,000	3.33% (1 Year CMT Rate + 1.300%), due 11/24/42 (g)		499,469
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27		1,624,654
540,000	5.30%, due 5/6/44		507,212
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26		938,864
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26		938,616
	Fifth Third Bancorp
500,000	4.055% (SOFR + 1.355%), due 4/25/28 (g)		476,551
225,000	8.25%, due 3/1/38		280,855
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26		771,389
	Morgan Stanley
400,000	2.484% (SOFR + 1.360%), due 9/16/36 (g)		297,871
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25		666,008
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR + 0.787%), due 3/15/25 (g)		1,895,377
	Westpac Banking Corp.
300,000	3.133%, due 11/18/41		204,672
			11,001,937
	Beverages	1.0%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30		594,442
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30		870,758
500,000	4.50%, due 4/15/52		417,729
			1,882,929
	Biotechnology	2.6%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27		896,467
1,000,000	5.25%, due 3/2/33		991,563
500,000	2.80%, due 8/15/41		343,167
1,006,000	4.663%, due 6/15/51		865,941
	Biogen, Inc.
700,000	2.25%, due 5/1/30		566,584
	Gilead Sciences, Inc.
1,100,000	1.65%, due 10/1/30		870,387
500,000	2.60%, due 10/1/40		348,066
	Royalty Pharma Plc
500,000	2.15%, due 9/2/31		380,081
			5,262,256
	Broker	1.1%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,009,430
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,079,402
			2,088,832
	Brokerage Asset Managers Exchanges	0.5%
	Brightsphere Investment Group, Inc.
1,000,000	4.80%, due 7/27/26		919,785
	Building Materials	0.1%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31		198,197
	Cable & Satellite	1.1%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	2.80%, due 4/1/31		783,811
1,000,000	2.30%, due 2/1/32		735,847
1,000,000	3.90%, due 6/1/52		629,915
			2,149,573
	Casino Hotels	0.4%
	Sands China Ltd.
1,000,000	2.80%, due 3/8/27 (h)		852,404
	Cellular Telecom	1.8%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30		1,450,295
600,000	2.25%, due 11/15/31		470,867
1,100,000	3.40%, due 10/15/52		744,996
500,000	5.65%, due 1/15/53		487,969
	Vodafone Group Plc
400,000	4.375%, due 5/30/28		390,504
			3,544,631
	Chemicals	0.5%
	Dow Chemical Co.
396,000	7.375%, due 11/1/29		440,082
500,000	6.90%, due 5/15/53		556,032
			996,114
	Chemicals-Diversified	0.5%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28		984,168
	Coatings/Paint	0.2%
	Sherwin-Williams Co.
600,000	2.20%, due 3/15/32		468,748
	Commercial Finance	0.7%
	Air Lease Corp.
450,000	2.875%, due 1/15/26		415,074
1,000,000	5.30%, due 2/1/28		972,421
			1,387,495
	Commercial Services	0.4%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26		437,306
	Moody's Corp.
250,000	2.00%, due 8/19/31		197,095
250,000	3.10%, due 11/29/61		154,851
			789,252
	Communications Equipment	0.3%
	Harris Corp.
500,000	6.15%, due 12/15/40		523,592
	Computers	1.1%
	Dell International LLC / EMC Corp.
900,000	6.02%, due 6/15/26		910,183
500,000	6.20%, due 7/15/30		507,614
500,000	3.45%, due 12/15/51 (c)		303,460
	HP, Inc.
500,000	3.40%, due 6/17/30		426,732
			2,147,989
	Construction Materials Manufacturing	0.3%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		590,841
	Consumer Finance	0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25		481,682
	Consumer Products	0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		466,225
	Diversified Banks	0.5%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		957,008
	Diversified Financial Services	2.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,500,000	3.30%, due 1/30/32		1,200,564
	Ally Financial, Inc.
500,000	2.20%, due 11/2/28		407,655
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26		917,373
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27		1,304,884
	Nomura Holdings, Inc.
1,000,000	2.172%, due 7/14/28		834,848
			4,665,324
	Diversified Manufacturing Operations	0.3%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29		490,052
	E-Commerce & Products	0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31		410,458
	Electric	0.3%
	American Electric Power Co, Inc.
500,000	5.95%, due 11/1/32		515,658
	Electric - Distribution	0.2%
	Sempra Energy
600,000	4.125% (5 Year CMT Rate + 2.868%), due 4/1/52 (g)		507,390
	Electric - Integrated	4.0%
	Dominion Energy, Inc.
500,000	2.25%, due 8/15/31		395,283
	DTE Energy Co.
600,000	1.05%, due 6/1/25		543,670
	Duke Energy Corp.
950,000	2.45%, due 6/1/30		780,420
1,000,000	3.30%, due 6/15/41		725,195
	Eversource Energy
500,000	2.55%, due 3/15/31		409,246
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30		558,915
	NextEra Energy Capital Holdings, Inc.
500,000	4.625%, due 7/15/27		486,368
400,000	2.25%, due 6/1/30		323,647
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50		3,136,591
	Southwestern Electric Power Co.
400,000	3.25%, due 11/1/51		269,488
	Xcel Energy, Inc.
500,000	2.35%, due 11/15/31		398,360
			8,027,183
	Electric Utilities	0.4%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41		414,167
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		381,410
			795,577
	Electrical Equipment Manufacturing	0.4%
	Fortive Corp.
750,000	3.15%, due 6/15/26		700,366
	Electronic Components and Semiconductors	1.6%
	Broadcom, Inc.
431,000	4.15%, due 11/15/30		388,014
1,500,000	3.419%, due 4/15/33 (c)		1,208,040
55,000	3.187%, due 11/15/36 (c)		39,828
583,000	4.926%, due 5/15/37 (c)		506,885
	Micron Technology, Inc.
250,000	2.703%, due 4/15/32		189,639
	NXP BV / NXP Funding LLC / NXP USA, Inc.
500,000	4.40%, due 6/1/27		479,492
500,000	2.50%, due 5/11/31		394,619
			3,206,517
	Electronic Instrumentation	0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31		174,588
	Electronics	0.3%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27		551,786
	Enterprise Software & Services	2.5%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26		1,506,203
800,000	2.875%, due 3/25/31		662,770
1,400,000	3.65%, due 3/25/41		1,030,022
1,350,000	3.95%, due 3/25/51		964,156
1,000,000	5.55%, due 2/6/53		911,559
			5,074,710
	Entertainment	1.0%
	Warnermedia Holdings, Inc.
1,000,000	4.279%, due 3/15/32 (c)		861,888
1,500,000	5.141%, due 3/15/52 (c)		1,174,836
			2,036,724
	Environmental Control	0.4%
	Republic Services, Inc.
1,000,000	0.875%, due 11/15/25		887,268
	Finance Companies	0.5%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24		974,095
	Food	1.0%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,390,062
	General Mills, Inc.
700,000	2.25%, due 10/14/31		561,104
			1,951,166
	Food - Confectionery	0.8%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31		1,537,488
	Food - Meat products	0.3%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29		569,251
	Food - Retail	0.4%
	Kroger Co.
1,000,000	2.20%, due 5/1/30		809,531
	Food and Beverage	0.9%
	Anheuser-Busch InBev Worldwide, Inc.
500,000	4.00%, due 4/13/28		477,357
1,600,000	4.35%, due 6/1/40		1,404,193
			1,881,550
	Food Wholesale/Distribution	0.4%
	Sysco Corp.
464,000	5.95%, due 4/1/30		480,993
400,000	3.15%, due 12/14/51		262,160
			743,153
	General Industrial Machinery	0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30		866,950
	Hand & Machine Tools	0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31		260,827
	Health and Personal Care Stores	1.7%
	CVS Health Corp.
2,150,000	3.75%, due 4/1/30		1,941,926
500,000	5.125%, due 7/20/45		450,671
1,000,000	5.05%, due 3/25/48		893,852
			3,286,449
	Health Care Facilities and Services	0.3%
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		619,370
	Healthcare	0.2%
	DH Europe Finance II
350,000	2.60%, due 11/15/29		302,594
	Healthcare - Products	0.5%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30		478,656
	GE HealthCare Technologies, Inc.
500,000	5.857%, due 3/15/30 (c)		511,134
			989,790
	Healthcare - Services	2.2%
	CommonSpirit Health
600,000	2.782%, due 10/1/30		502,625
	Elevance Health, Inc.
500,000	5.50%, due 10/15/32		507,645
600,000	4.65%, due 8/15/44		528,586
1,000,000	5.125%, due 2/15/53		944,726
	HCA, Inc.
1,000,000	4.125%, due 6/15/29		910,925
600,000	4.375%, due 3/15/42 (c)		480,480
	Humana, Inc.
500,000	4.875%, due 4/1/30		489,406
			4,364,393
	Healthcare REITs	0.7%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29		833,493
	Welltower OP LLC
700,000	2.75%, due 1/15/31		570,605
			1,404,098
	Insurance	1.0%
	Aon Corp.
600,000	2.80%, due 5/15/30		512,266
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		111,103
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (f)		859,185
	Prudential Financial, Inc.
500,000	5.125% (5 Year CMT Rate + 3.162%), due 3/1/52 (g)		457,273
			1,939,827
	Integrated Oils	0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		861,967
	Life & Health Insurance	0.2%
	Corebridge Financial, Inc.
500,000	3.90%, due 4/5/32 (c)		437,533
	Life Insurance	0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		881,751
	Media	1.6%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30		855,706
	Fox Corp.
975,000	4.709%, due 1/25/29		931,778
	Time Warner Entertainment Company, LP
810,000	8.375%, due 7/15/33		909,798
	Viacom Inc.
610,000	4.375%, due 3/15/43		423,050
			3,120,332
	Medical Equipment and Supplies Manufacturing	0.2%
	Becton Dickinson and Co.
550,000	4.685%, due 12/15/44		487,696
	Medical Products	0.5%
	Stryker Corp.
700,000	1.95%, due 6/15/30		568,902
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26		470,428
			1,039,330
	Metals	0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		816,528
	Metals and Mining	0.4%
	Newmont Corp.
800,000	4.875%, due 3/15/42		728,776
	Nondepository Credit Intermediation	1.4%
	General Motors Financial Co., Inc.
600,000	4.00%, due 1/15/25		581,801
1,300,000	3.60%, due 6/21/30		1,117,295
1,500,000	2.35%, due 1/8/31		1,152,123
			2,851,219
	Office Property REITs	0.5%
	Alexandria Real Estate Equities, Inc.
650,000	1.875%, due 2/1/33		482,120
	Boston Properties LP
675,000	3.25%, due 1/30/31		563,548
			1,045,668
	Oil and Gas	3.5%
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31		419,201
	Enterprise Products Operating LLC
1,200,000	2.80%, due 1/31/30		1,027,702
850,000	4.85%, due 8/15/42		762,101
500,000	3.30%, due 2/15/53		338,329
	Hess Corp.
800,000	5.60%, due 2/15/41		747,035
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,241,730
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31		465,374
700,000	5.55%, due 6/1/45		632,834
	Valero Energy Corp.
750,000	2.80%, due 12/1/31		608,627
655,000	6.625%, due 6/15/37		696,146
			6,939,079
	Oil and Gas Extraction	0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		606,997
	Oil and Gas Services and Equipment	0.4%
	Halliburton Co.
24,000	3.80%, due 11/15/25		23,220
1,000,000	2.92%, due 3/1/30		864,720
			887,940
	Oil Refining & Marketing	0.4%
	Phillips 66
950,000	1.30%, due 2/15/26		847,146
	Packaging & Containers	0.2%
	WRKCo, Inc.
500,000	3.90%, due 6/1/28		463,475
	Paper	0.5%
	International Paper Co.
700,000	6.00%, due 11/15/41		709,106
	Weyerhaeuser Co.
226,000	7.375%, due 3/15/32		251,221
			960,327
	Petroleum and Coal Products Manufacturing	0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51		366,468
	Pharmaceuticals	3.5%
	AbbVie, Inc.
700,000	3.20%, due 11/21/29		619,053
2,200,000	4.55%, due 3/15/35		2,045,335
800,000	4.40%, due 11/6/42		692,736
268,000	4.75%, due 3/15/45		240,366
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27		116,532
	Cigna Group
500,000	4.50%, due 2/25/26		488,837
1,600,000	2.40%, due 3/15/30		1,337,028
600,000	3.40%, due 3/15/50		420,376
	Viatris, Inc.
600,000	2.70%, due 6/22/30		475,605
	Zoetis, Inc.
600,000	2.00%, due 5/15/30		491,723
			6,927,591
	Pipeline Transportation of Crude Oil	0.3%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		478,243
	Pipeline Transportation of Natural Gas	1.0%
	Williams Companies, Inc.
1,000,000	2.60%, due 3/15/31		811,271
	Williams Partners LP
800,000	3.90%, due 1/15/25		776,741
500,000	5.10%, due 9/15/45		439,514
			2,027,526
	Pipelines	4.4%
	Boardwalk Pipelines LP
500,000	3.60%, due 9/1/32		420,084
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		850,372
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29		872,423
250,000	3.40%, due 8/1/51		171,667
	Energy Transfer LP
500,000	4.25%, due 4/1/24		492,329
1,000,000	5.00%, due 5/15/50		818,719
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24		1,010,664
	MPLX LP
1,315,000	4.25%, due 12/1/27		1,244,928
600,000	4.95%, due 3/14/52		497,516
	ONEOK, Inc.
500,000	6.10%, due 11/15/32		502,907
	Plains All American Pipeline LP / PAA Finance Corp.
546,000	3.80%, due 9/15/30		475,497
	Targa Resources Corp.
500,000	5.20%, due 7/1/27		491,930
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30		1,004,236
			8,853,272
	Property & Casualty Insurance	1.0%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31		1,572,420
	Mercury General Corp.
500,000	4.40%, due 3/15/27		477,252
			2,049,672
	Railroad	1.5%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		667,864
1,000,000	2.45%, due 12/2/31		830,279
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		689,845
250,000	2.30%, due 5/15/31		202,362
1,000,000	2.90%, due 8/25/51		640,469
			3,030,819
	Real Estate	1.3%
	Crown Castle, Inc.
500,000	3.65%, due 9/1/27		465,186
600,000	2.25%, due 1/15/31		479,958
	Essex Portfolio LP
1,000,000	3.375%, due 4/15/26		936,176
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		722,678
			2,603,998
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		487,529
	REITs	0.3%
	Ventas Realty LP
500,000	3.75%, due 5/1/24		489,175
	REITs - Diversified	0.4%
	Equinix, Inc.
500,000	1.55%, due 3/15/28		416,206
100,000	3.90%, due 4/15/32		88,341
	GLP Capital LP / GLP Financing II, Inc.
250,000	3.25%, due 1/15/32		198,670
			703,217
	REITs - Health Care	0.5%
	Healthpeak Properties Interim, Inc.
350,000	2.125%, due 12/1/28		296,082
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33		714,887
			1,010,969
	REITs - Office Property	0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31		376,626
	Residential Building	0.2%
	DR Horton, Inc.
500,000	2.60%, due 10/15/25		464,429
	Restaurants	1.2%
	McDonald's Corp.
1,100,000	3.50%, due 7/1/27		1,038,007
550,000	4.875%, due 12/9/45		501,105
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30		834,840
			2,373,952
	Retail	1.5%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		192,976
	Lowe's Cos, Inc.
1,000,000	4.50%, due 4/15/30		952,369
500,000	1.70%, due 10/15/30		389,910
1,000,000	5.625%, due 4/15/53		959,647
	Tractor Supply Co.
500,000	1.75%, due 11/1/30		385,175
			2,880,077
	Retail - Auto Parts	0.4%
	AutoZone, Inc.
500,000	4.75%, due 8/1/32		477,003
	Genuine Parts Co.
500,000	1.875%, due 11/1/30		385,959
			862,962
	Retail - Drug Store	0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30		848,241
	Software	0.9%
	Fidelity National Information Services, Inc.
600,000	5.10%, due 7/15/32		574,084
	Fiserv, Inc.
600,000	3.85%, due 6/1/25		578,493
	VMware, Inc.
550,000	4.65%, due 5/15/27		531,117
			1,683,694
	Software & Services	0.6%
	Equifax, Inc.
500,000	3.10%, due 5/15/30		425,885
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		694,012
			1,119,897
	Telecommunications	1.9%
	British Telecommunications Plc
855,000	9.625%, due 12/15/30 (d)		1,033,952
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		408,795
	France Telecom SA
575,000	5.375%, due 1/13/42		567,245
	Grupo Televisa SAB
300,000	6.625%, due 3/18/25		306,270
	Rogers Communications, Inc.
989,000	5.00%, due 3/15/44		858,212
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		501,592
			3,676,066
	Tobacco	2.0%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29		142,068
1,600,000	3.40%, due 5/6/30		1,378,768
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28		838,332
600,000	4.54%, due 8/15/47		432,635
800,000	5.65%, due 3/16/52		673,118
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		585,288
			4,050,209
	Transportation	1.1%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,489,409
	FedEx Corp.
1,000,000	3.25%, due 5/15/41		719,762
			2,209,171
	Transportation and Logistics	0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28		420,890
	Travel & Lodging	0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		579,809
	Trucking & Leasing	0.5%
	GATX Corp.
1,300,000	1.90%, due 6/1/31		979,185
	Utilities	0.5%
	Southern Co.
1,000,000	3.25%, due 7/1/26		932,980
	Waste and Environment Services and Equipment	0.6%
	Waste Connections, Inc.
500,000	4.20%, due 1/15/33		461,961
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31		769,839
			1,231,800
	Water	0.3%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30		562,197
	Wireless	0.6%
	American Tower Corp.
500,000	2.75%, due 1/15/27		451,999
1,000,000	1.875%, due 10/15/30		769,643
			1,221,642
	Wirelines	4.9%
	AT&T, Inc.
1,400,000	2.30%, due 6/1/27		1,247,792
875,000	2.55%, due 12/1/33		669,522
2,368,000	3.50%, due 9/15/53		1,618,719
1,196,000	3.55%, due 9/15/55		806,584
727,000	3.80%, due 12/1/57		508,765
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27		924,401
550,000	3.15%, due 3/22/30		481,507
500,000	2.55%, due 3/21/31		408,794
1,500,000	4.862%, due 8/21/46		1,356,303
2,000,000	3.55%, due 3/22/51		1,436,913
600,000	2.987%, due 10/30/56		365,702
			9,825,002
	Total Corporate Bonds (cost $219,302,361)		185,791,003

	SOVEREIGN BONDS	5.3%
	Republic of Colombia
600,000	3.875%, due 4/25/27		534,430
600,000	3.125%, due 4/15/31		436,740
	Republic of Indonesia
500,000	3.85%, due 10/15/30		468,888
	Republic of Panama
1,700,000	2.25%, due 9/29/32		1,270,218
750,000	6.70%, due 1/26/36		793,764
	Republic of Peru
400,000	3.00%, due 1/15/34		316,090
1,050,000	6.55%, due 3/14/37		1,121,042
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,603,367
	Republic of Uruguay
800,000	4.375%, due 1/23/31		780,365
	United Mexican States
1,300,000	4.50%, due 4/22/29		1,236,938
2,490,000	4.75%, due 3/8/44		2,071,265
	Total Sovereign Bonds (cost $12,913,327)		10,633,107

	MONEY MARKET FUND	0.0%
568	Fidelity Institutional Money Market Government Portfolio - Class I, 4.46% (a)		568
	Total Money Market Fund (cost $568)		568

	Total Investments (cost $232,216,256)	98.6%	196,424,678
	Other Assets less Liabilities	1.4%	2,802,676
	TOTAL NET ASSETS	100.0%	$199,227,354

(a)	Rate shown is the 7-day annualized yield as of February 28, 2023.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest
	rate shown is the rate in effect as of February 28, 2023, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2023, the value of these investments was $5,524,084 or 2.77% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
	Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each
	upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to
	less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of February 28, 2023, and remains in effect until December 2031,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not
	called, until final maturity date.
(g)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect
	as of February 28, 2023.
(h)	Step-up bond; pays one interest rate for a certain period and can increase thereafter.
	Coupon rate increases by 25 basis points for each rating downgrade of one notch made
	by Standard & Poor’s, Moody’s Investor Service, or Fitch Ratings. The maximum coupon increase is 200 basis points.

	Basis point = 1/100th of a percent.
	CMT = Constant Maturity Treasury
	LIBOR = London Interbank Offered Rate
	SOFR = Secured Overnight Financing Rate

PIA BBB Bond Fund
Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023:

	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$185,791,003	$-	$185,791,003
Sovereign Bonds	-	10,633,107	-	10,633,107
Total Fixed Income	-	196,424,110	-	196,424,110
Money Market Fund	568	-	-	568
Total Investments	$568	$196,424,110	$-	$196,424,678

Refer to the Fund’s schedule of investments for a detailed break-out of securities.